Impairment testing of non-financial assets (Details)	12 Months Ended
Jun. 30, 2023 BRL (R$)
Disclosure of information for cash-generating units [line items]
Impairment loss	R$ 0
Colombia CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	15.20%
Operating margin average	16.00%
Pre Tax discount rate	12.00%
Recoverable amount	R$ 854,088,000
North CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	11.50%
Operating margin average	15.10%
Pre Tax discount rate	13.20%
Recoverable amount	R$ 1,034,123,000
East CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	13.40%
Operating margin average	11.60%
Pre Tax discount rate	13.20%
Recoverable amount	R$ 2,053,650,000
South CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	15.60%
Operating margin average	21.90%
Pre Tax discount rate	13.20%
Recoverable amount	R$ 2,212,679,000
Biological products and special fertilizers CGU
Disclosure of information for cash-generating units [line items]
Revenue growth rate	21.20%
Operating margin average	24.70%
Pre Tax discount rate	13.20%
Recoverable amount	R$ 1,643,008,000